Average Annual Total Returns - Cornerstone Moderately Aggressive Fund	None or same as Fund Name Return Before Taxes 1 Year	None or same as Fund Name Return Before Taxes 5 Years	None or same as Fund Name Return Before Taxes 10 Years	None or same as Fund Name Return After Taxes on Distributions 1 Year	None or same as Fund Name Return After Taxes on Distributions 5 Years	None or same as Fund Name Return After Taxes on Distributions 10 Years	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 1 Year	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 5 Years	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 1 Year	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 5 Years	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 10 Years	Cornerstone Moderately Aggressive Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year		Cornerstone Moderately Aggressive Composite Index (reflects no deduction for fees, expenses, or taxes) 5 Years		Cornerstone Moderately Aggressive Composite Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	16.17%	4.39%	5.83%	15.42%	3.08%	4.78%	9.77%	3.01%	4.33%	26.60%	8.41%	8.79%	19.57%	[1]	6.71%	[1]	7.66%	[1]

[1]	The Cornerstone Moderately Aggressive Composite Index is a combination of unmanaged indexes representing the Fund's model allocation, and consists of the MSCI USA Investable Market Index (IMI) Gross (34%), the MSCI ACWI ex USA IMI Net (23%), the Bloomberg Barclays U.S. Universal Index (38%), the Bloomberg Commodity Index Total Return (1.5%), the MSCI U.S. Real Estate Investment Trust (REIT) Index Gross (1.5%), and the Bloomberg Barclays U.S. Treasury - Bills (1-3M) (2%).